Fair Value Measurements (Fair Value of Assets and Liabilities Measured on Recurring Basis) (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014		Dec. 31, 2013
Total Master Trust Assets, Fair Value	$ 9.6	$ 9.7	[1]	$ 11.5	[1]
Total Derivative Assets		14.9	[1]	13.8	[1]
Total Assets		24.6	[1]	25.3	[1]
Total Derivative Liabilities		12.2	[1]	10.6	[1]
Long Term Debt, Noncurrent	2,129.6	2,139.6		2,284.2
Total Liabilities		2,217.0	[1]	2,345.2	[1]
Forward Contract Power [Member]
Total Derivative Assets		14.9	[1]	13.4	[1]
Total Derivative Liabilities		11.1	[1]	10.6	[1]
Commodity Contract - FTR [Member]
Total Derivative Assets				0.2	[1]
Total Derivative Liabilities		0.6	[1]
Commodity Contract - Heating Oil [Member]
Total Derivative Assets				0.2	[1]
Total Derivative Liabilities		0.4	[1]
Natural Gas [Member]
Total Derivative Liabilities		0.1	[1]
Estimate of Fair Value, Fair Value Disclosure [Member]
Total Master Trust Assets, Fair Value	9.6	9.7
Total Derivative Assets	20.6	14.9
Total Assets	30.2	24.6
Debt Instrument, Fair Value Disclosure	2,238.5	2,204.8
Total Derivative Liabilities	20.7	12.2
Long Term Debt, Noncurrent		2,204.8	[1]	2,334.6	[1]
Total Liabilities	2,259.2	2,217.0
Estimate of Fair Value, Fair Value Disclosure [Member] | Forward Contract Power [Member]
Total Derivative Assets	20.3	14.9
Total Derivative Liabilities	20.4	11.1
Estimate of Fair Value, Fair Value Disclosure [Member] | Commodity Contract - FTR [Member]
Total Derivative Assets	0.3
Total Derivative Liabilities		0.6
Estimate of Fair Value, Fair Value Disclosure [Member] | Commodity Contract - Heating Oil [Member]
Total Derivative Liabilities	0.3	0.4
Estimate of Fair Value, Fair Value Disclosure [Member] | Natural Gas [Member]
Total Derivative Liabilities		0.1
Level 1 [Member]
Total Master Trust Assets, Fair Value	0.1	8.9		10.6
Total Derivative Assets				0.2
Total Assets	0.1	0.1
Total Assets		8.9		10.8
Total Derivative Liabilities	0.3	0.5
Total Liabilities	0.3	0.5
Level 1 [Member] | Commodity Contract - Heating Oil [Member]
Total Derivative Assets				0.2
Total Derivative Liabilities	0.3	0.4
Level 1 [Member] | Natural Gas [Member]
Total Derivative Liabilities		0.1
Level 2 [Member]
Total Master Trust Assets, Fair Value	9.5	0.8		0.9
Total Derivative Assets	18.8	13.7		13.4
Total Assets	28.3	23.3
Total Assets		14.5		14.3
Debt Instrument, Fair Value Disclosure	2,220.3	2,186.6
Total Derivative Liabilities	19.0	11.1		10.6
Long Term Debt, Noncurrent		2,186.6		2,316.1
Total Liabilities	2,239.3	2,197.7		2,326.7
Level 2 [Member] | Forward Contract Power [Member]
Total Derivative Assets	18.8	13.7		13.4
Total Derivative Liabilities	19.0	11.1		10.6
Level 3 [Member]
Total Derivative Assets	1.8	1.2		0.2
Total Assets	1.8	1.2
Total Assets		1.2		0.2
Debt Instrument, Fair Value Disclosure	18.2	18.2
Total Derivative Liabilities	1.4	0.6
Long Term Debt, Noncurrent		18.2		18.5
Total Liabilities	19.6	18.8		18.5
Level 3 [Member] | Forward Contract Power [Member]
Total Derivative Assets	1.5	1.2
Total Derivative Liabilities	1.4
Level 3 [Member] | Commodity Contract - FTR [Member]
Total Derivative Assets	0.3			0.2
Total Derivative Liabilities		0.6
Level 1 Revised [Member]
Total Master Trust Assets, Fair Value		0.1
Level 2 Revised [Member]
Total Master Trust Assets, Fair Value		9.6
Equity Securities [Member]
Total Master Trust Assets, Fair Value	3.8	3.7	[1]	4.4	[1]
Equity Securities [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Total Master Trust Assets, Fair Value	3.8	3.7
Equity Securities [Member] | Level 1 [Member]
Total Master Trust Assets, Fair Value		3.7		4.4
Equity Securities [Member] | Level 2 [Member]
Total Master Trust Assets, Fair Value	3.8	3.7
Debt Securities [Member]
Total Master Trust Assets, Fair Value	4.6	4.7	[1]	5.5	[1]
Debt Securities [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Total Master Trust Assets, Fair Value	4.6	4.7
Debt Securities [Member] | Level 1 [Member]
Total Master Trust Assets, Fair Value		4.7		5.5
Debt Securities [Member] | Level 2 [Member]
Total Master Trust Assets, Fair Value	4.6	4.7
Money Market Funds [Member]
Total Master Trust Assets, Fair Value	0.1	0.1	[1]	0.3	[1]
Money Market Funds [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Total Master Trust Assets, Fair Value	0.1	0.1
Money Market Funds [Member] | Level 1 [Member]
Total Master Trust Assets, Fair Value	0.1	0.1		0.3
Hedge Funds [Member]
Total Master Trust Assets, Fair Value	0.7	0.8	[1]	0.9	[1]
Hedge Funds [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Total Master Trust Assets, Fair Value	0.7	0.8
Hedge Funds [Member] | Level 2 [Member]
Total Master Trust Assets, Fair Value	0.7	0.8		0.9
Real Estate Funds [Member]
Total Master Trust Assets, Fair Value	0.4	0.4	[1]	0.4	[1]
Real Estate Funds [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Total Master Trust Assets, Fair Value	0.4	0.4
Real Estate Funds [Member] | Level 1 [Member]
Total Master Trust Assets, Fair Value		0.4		0.4
Real Estate Funds [Member] | Level 2 [Member]
Total Master Trust Assets, Fair Value	$ 0.4	$ 0.4

[1]	(a)Includes credit valuation adjustment